                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                San Diego, CA           4/17/2006
-------------------------------------          -------------           ---------
[Signature]                                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           45
Form 13F Information Table Value Total:     $207,711
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.    Form 13-F File Number            Name
-----   ---------------------   ---------------------
No. 1   028-11686               American Assets, Inc.
No. 2   028-11690               Ernest S. Rady

                          Form 13-F Information Table
                            as of December 31, 2000

                                                                VOTING AUTHORITY

                         TITLE
                           OF                    VALUE    SHARES/   SH/   PUT/   INVSTMT      OTHER
NAME OF ISSUER           CLASS      CUSIP      (x$1000)   PRN AMT   PRN   CALL   DSCRETN    MANAGERS      SOLE    SHARED   NONE
--------------           -----   -----------   --------   -------   ---   ----   -------   ----------   -------   ------   ----
ABBOTT LABS                COM   002824 10 0   969          20000   SH           DEFINED   Nos. 1 & 2     20000
ALLSTATE CORP              COM   020002 10 1   436          10000   SH           DEFINED   Nos. 1 & 2     10000
AMERICAN HOME PROD         COM   026609 10 7   2224         35000   SH           DEFINED   Nos. 1 & 2     35000
AMGEN INC                  COM   031162 10 0   2557         40000   SH           DEFINED   Nos. 1 & 2     40000
BANK AMER CORP             COM   060505 10 4   5872        128000   SH           DEFINED   Nos. 1 & 2    128000
BANK ONE CORP              COM   06423A 10 3   7325        200000   SH           DEFINED   Nos. 1 & 2    200000
BEAR STEARNS               COM   073902 10 8   2661         53000   SH           DEFINED   Nos. 1 & 2     53000
CATERPILLAR                COM   149123 10 1   473          10000   SH           DEFINED   Nos. 1 & 2     10000
CHASE MANHATTAN            COM   16161A 10 8   1364         30000   SH           DEFINED   Nos. 1 & 2     30000
CINCINNATI FINL CORP       COM   172062 10 1   396          10000   SH           DEFINED   Nos. 1 & 2     10000
CITIGROUP INC              COM   172967 10 1   4834         95000   SH           DEFINED   Nos. 1 & 2     95000
CORN PRODUCTS INTL         COM   219023 10 8   291          10000   SH           DEFINED   Nos. 1 & 2     10000
DEERE & CO                 COM   244199 10 5   458          10000   SH           DEFINED   Nos. 1 & 2     10000
DUPONT                     COM   263534 10 9   3865         80000   SH           DEFINED   Nos. 1 & 2     80000
FEDERAL HM LN MTG CORP     COM   313400 30 1   18596       270000   SH           DEFINED   Nos. 1 & 2    270000
FEDERAL NATL MTG           COM   313586 10 9   6073         70000   SH           DEFINED   Nos. 1 & 2     70000
FLEET BOSTON FIN CORP      COM   339030 10 8   5317        142000   SH           DEFINED   Nos. 1 & 2    142000
FORD MOTOR CO.             COM   345370 86 0   205           9000   SH           DEFINED   Nos. 1 & 2      9000
GEORGIA PAC CORP           COM   373298 10 8   623          20000   SH           DEFINED   Nos. 1 & 2     20000
GEORGIA PAC                COM   373298 70 2   299          10000   SH           DEFINED   Nos. 1 & 2     10000
HARTFORD FIN SVCS GRP      COM   416515 10 4   1413         20000   SH           DEFINED   Nos. 1 & 2     20000
JOHNSON & JOHNSON          COM   478160 10 4   2101         20000   SH           DEFINED   Nos. 1 & 2     20000
KEYSPAN CORP               COM   49337W 10 0   932          22000   SH           DEFINED   Nos. 1 & 2     22000
LONE STAR STEKHOUSE        COM   542307 10 3   963         100000   SH           DEFINED   Nos. 1 & 2    100000
MERCURY GEN CORP           COM   589400 10 0   439          10000   SH           DEFINED   Nos. 1 & 2     10000
MERRILL LYNCH              COM   590188 10 8   3409         50000   SH           DEFINED   Nos. 1 & 2     50000
MORGAN JP                  COM   616880 10 0   4965         30000   SH           DEFINED   Nos. 1 & 2     30000

MORGAN STANLEY DEAN        COM   617446 44 8   7925        100000   SH           DEFINED   Nos. 1 & 2    100000
PEPSICO INC                COM   713448 10 8   3816         77000   SH           DEFINED   Nos. 1 & 2     77000
PFIZER INC                 COM   717081 10 3   23000       500000   SH           DEFINED   Nos. 1 & 2    500000
PHILLIP MORRIS             COM   718154 10 7   11440       260000   SH           DEFINED   Nos. 1 & 2    260000
PINNACLE WEST CAP CORP     COM   723484 10 1   1429         30000   SH           DEFINED   Nos. 1 & 2     30000
PROCTOR & GAMBLE           COM   742718 10 9   3138         40000   SH           DEFINED   Nos. 1 & 2     40000
PROGRESSIVE CORP           COM   743315 10 3   519           5000   SH           DEFINED   Nos. 1 & 2      5000
RAYTHEON CO. CL B          COM   755111 40 8   621          20000   SH           DEFINED   Nos. 1 & 2     20000
ROYAL DUTCH SHELL PLC      COM   780257 80 4   7631        126000   SH           DEFINED   Nos. 1 & 2    126000
SCHERING PLOUGH            COM   806605 10 1   13620       240000   SH           DEFINED   Nos. 1 & 2    240000
STARWOOD HOTELS            COM   85590A 20 3   564          16000   SH           DEFINED   Nos. 1 & 2     16000
UST INC                    COM   902911 10 6   561          20000   SH           DEFINED   Nos. 1 & 2     20000
USG CORP                   COM   903293 40 5   450          20000   SH           DEFINED   Nos. 1 & 2     20000
VIVENDI UNIVERSAL          COM   92851S 20 4   523           8000   SH           DEFINED   Nos. 1 & 2      8000
WFS FINANCIAL              COM   92923B 10 6   204          11000   SH           DEFINED   Nos. 1 & 2     11000
WELLS FARGO & CO.          COM   949746 10 1   23389       420000   SH           DEFINED   Nos. 1 & 2    420000
WESTCORP                   COM   957907 10 8   28585      1906000   SH           DEFINED   Nos. 1 & 2   1906000
DAIMLER CHRYSLER           COM   D1668R 12 3   1236         15000   SH           DEFINED   Nos. 1 & 2     15000